BONDS AND NOTES ISSUED - Additional information (Details) S/ in Thousands, ¥ in Millions, $ in Millions					1 Months Ended		12 Months Ended	60 Months Ended
	Dec. 11, 2024	Aug. 17, 2024	Apr. 24, 2022	Sep. 16, 2021	Sep. 30, 2019 USD ($)	Sep. 30, 2019 PEN (S/)	Dec. 31, 2019 JPY (¥)	Apr. 24, 2022	Sep. 15, 2021	Dec. 31, 2019 USD ($)	Dec. 31, 2019 PEN (S/)	Sep. 30, 2019 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PEN (S/)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 PEN (S/)
Disclosure of bonds and notes issued [Line Items]
Notional amount											S/ 69,720,506			S/ 56,935,229
Derivatives [member]
Disclosure of bonds and notes issued [Line Items]
Financial instruments designated as hedging instruments, at fair value										$ 8.7	28,800		$ 16.5	55,700	$ 22.0	S/ 71,700
Consolidated income [Member]
Disclosure of bonds and notes issued [Line Items]
Financial instruments designated as hedging instruments, at fair value										7.8	26,000		5.5	16,100
Subordinated bonds - BCP One [Member] | Subsequent Events [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis			Libor plus 70.3 basis points					América's rate plus 50 basis points	America´s rate plus 50 basis point
Subordinated bonds - BCP Two [Member] | Floating interest rate [member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis				Libor plus 770.8 basis points
Senior Notes One [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis					Treasury of the United States of America's rate plus 40 basis points	Treasury of the United States of America's rate plus 40 basis points
Repurchase of debt | $					$ 220.3
Notional value payable | $					374.6
Borrowings exchanged | $					$ 205.0
Senior Notes Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis							Treasury of the United States of America's rate plus 50 basis point
Senior Notes Three [Member]
Disclosure of bonds and notes issued [Line Items]
Repurchase of debt						S/ 291,200
Notional value payable												S/ 400,000
Borrowings exchanged						S/ 1,308,800
Senior Notes Six [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis							Treasury of the United States of America plus 20 basis points
New Senior Notes under Senior Notes One
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis					Treasury of the United States of America's rate plus 20 basis points	Treasury of the United States of America's rate plus 20 basis points
Senior notes issued | $					$ 700.0
Redemption price, as a percentage of principal amount					100.00%	100.00%
New Senior Notes under Senior Notes One | Forecast [Member]
Disclosure of bonds and notes issued [Line Items]
Redemption price, as a percentage of principal amount	100.00%
New Senior Notes under Senior Notes Three
Disclosure of bonds and notes issued [Line Items]
Senior notes issued						S/ 2,500,000
Redemption price, as a percentage of principal amount					100.00%	100.00%
Redemption price, interest rate basis					25.00%	25.00%
New Senior Notes under Senior Notes Three | Forecast [Member]
Disclosure of bonds and notes issued [Line Items]
Redemption price, as a percentage of principal amount		100.00%
Interest Rate Swap | Senior Notes Four [Member] | Cash flow hedges
Disclosure of bonds and notes issued [Line Items]
Notional amount										70.0	232,000
Cross Currency Swap | Senior Notes One [Member] | Cash flow hedges
Disclosure of bonds and notes issued [Line Items]
Notional amount										$ 50.0	165,700
Cross Currency Swap | Senior Notes Five [Member] | Cash flow hedges
Disclosure of bonds and notes issued [Line Items]
Notional amount							¥ 5,000.0				S/ 152,500
Cross Currency Swap | Senior Notes Six [Member] | Cash flow hedges
Disclosure of bonds and notes issued [Line Items]
Notional amount													$ 300.0	S/ 1,011,900